Debt (Related Party) and Interest Expense (Related Party) (Details) - USD ($) $ / shares in Units, $ in Thousands											3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 25, 2025	Jun. 30, 2025	Mar. 31, 2025	Feb. 01, 2025	Aug. 31, 2024	Aug. 01, 2024	Jul. 31, 2024	May 31, 2024	Feb. 29, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 26, 2025
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Loan payable														$ 9,334
Common stock principal amount											$ 8		$ 3	2
Debt contractual expiration date											Jul. 23, 2026		Jul. 23, 2026
Additional paid-in capital											$ 329,371		$ 301,355	266,013
Interest expense debt												$ 495	1,590	816
Amortization of debt discount												79
Term loans in exchange for payment		$100
Gain on extinguishment													27,879	9,226
Corresponding accrued interest													29,438
Cash consideration paid													$ 100
Incremental fair value													$1,455
Voting and extension agreement													$ 4
February 2024 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Aggregate borrowing capacity										$ 5,000
Net tangible assets										7,500
Remaining withdraw amount					$ 5,000
Additional advances								$ 2,500	$ 2,500
Net of discount										$ 10,369				10,369
Maturity date										Feb. 27, 2029
Percentage of interest per annum										8.00%
Note payable term										2 years
Issuance of warrants (in Shares)								250,000
Common stock exercise price (in Dollars per share)			$ 1.48						$ 3.04
Warrant and outstanding expired date									May 28, 2026
Additional paid-in capital								$ 210	$ 197	$ 179
Gain on extinguishment														9,489
February 2024 Term Loan [Member] | Tranches [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Remaining withdraw amount					$ 2,500
February 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Common stock exercise price (in Dollars per share)								$ 2.25
Warrant and outstanding expired date											Feb. 27, 2026		Feb. 27, 2026
February 2024 Term Loan [Member] | Common Stock Warrants [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Issuance of warrants (in Shares)									250,000
August 2024 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Aggregate borrowing capacity						$ 5,000
Net tangible assets						$ 7,500
Remaining withdraw amount							$ 5,000
Additional advances	$ 5,000													$ 5,000
Maturity date						Aug. 27, 2029
Percentage of interest per annum						8.00%
Note payable term						2 years
Loan payable	$ 9,334
Issuance of warrants (in Shares)											250,000		250,000	500,000
Common stock exercise price (in Dollars per share)											$ 2.97		$ 2.97
Warrant and outstanding expired date											Aug. 27, 2026		Aug. 27, 2026	Dec. 11, 2026
Additional paid-in capital						$ 489								$ 321
August 2024 Term Loan [Member] | Tranches [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Remaining withdraw amount							$ 2,500
August 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Issuance of warrants (in Shares)											500,000		500,000
Common stock exercise price (in Dollars per share)														$ 2.2
March 2025 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Aggregate borrowing capacity				$ 5,000								$ 5,000			$ 5,000
Remaining withdraw amount				5,000
Net of discount				$ 8,523
Maturity date				Mar. 06, 2030
Percentage of interest per annum												8.00%	8.00%
Note payable term												2 years	2 years
Issuance of warrants (in Shares)			750,000
Common stock exercise price (in Dollars per share)											$ 1.35		$ 1.35
Net tangible assets				$ 7,500								$ 7,500
Additional paid-in capital			$ 882	688								$ 688
March 2025 Term Loan [Member] | Tranches [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Remaining withdraw amount				2,500
March 2025 Term Loan [Member] | Warrant [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Issuance of warrants (in Shares)											750,000		750,000
Common Stock [Member] | February 2024 Term Loan [Member] | Warrant [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Issuance of warrants (in Shares)											500,000		500,000
Common Stock [Member] | March 2025 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Principal amount											$ 2,500		$ 2,500
Common Stock [Member] | March 2025 Term Loan [Member] | Warrant [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Issuance of warrants (in Shares)											375,000		375,000
Accrued Interest [Member]: coch:AccruedInterestMember
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Amortization of debt discount													$ 282	$ 113
Minimum [Member] | February 2024 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Principal amount										5,000
Minimum [Member] | March 2025 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Principal amount				5,000
Maximum [Member] | February 2024 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Principal amount										$ 10,000
Maximum [Member] | August 2024 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Principal amount						$ 10,000
Maximum [Member] | March 2025 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Principal amount				$ 10,000
Common Stock [Member] | February 2024 Term Loan [Member]
Debt (Related Party) and Interest Expense (Related Party) [Line Items]
Common stock principal amount											$ 2,500		$ 2,500
Common stock exercise price (in Dollars per share)											$ 1.24		$ 1.24